Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 673,405	€ 969,308	€ 1,164,377
Denominators:
Weighted average number of shares outstanding	293,246,430	292,944,732	294,055,525
Potentially dilutive shares		120,442	223,429
Basic earnings per share	€ 2.30	€ 3.31	€ 3.96
Diluted earnings per share	€ 2.30	€ 3.31	€ 3.96